Organization (Details)	Dec. 31, 2011 state property
U.S. and Puerto Rico
Owned, developed and managed retail properties:
Number of income-producing properties	326
Number of U.S. states containing property locations	41
U.S. and Puerto Rico | The Mills acquisition
Owned, developed and managed retail properties:
Number of income-producing properties	36
U.S. and Puerto Rico | Regional Malls
Owned, developed and managed retail properties:
Number of income-producing properties	151
U.S. and Puerto Rico | Regional Malls | The Mills acquisition
Owned, developed and managed retail properties:
Number of income-producing properties	16
U.S. and Puerto Rico | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	58
U.S. and Puerto Rico | Community/Lifestyle Centers
Owned, developed and managed retail properties:
Number of income-producing properties	66
U.S. and Puerto Rico | Community/Lifestyle Centers | The Mills acquisition
Owned, developed and managed retail properties:
Number of income-producing properties	4
U.S. and Puerto Rico | Other shopping centers or outlet centers
Owned, developed and managed retail properties:
Number of income-producing properties	15
U.S. and Puerto Rico | The Mills | The Mills acquisition
Owned, developed and managed retail properties:
Number of income-producing properties	16
Italy | Other shopping centers or outlet centers
Owned, developed and managed retail properties:
Number of income-producing properties	45
Japan | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	8
Mexico | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	1
South Korea | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	2
Malaysia | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	1